Share-based payments	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Share-based payments [text block]
23.	Share-based payments

(a)	Cash-settled share-based payments:

The Group has two cash-settled share-based payment plans, as described below.

Deferred Share Units (DSU)

At December 31, 2017, the carrying amount and the intrinsic value of the outstanding liability related to the DSU plan was $6,623 (December 31, 2016 - $3,933) (note 18). The following table outlines information related to DSUs granted, expenses recognized and payments made during the year.

	Year ended
	Dec. 31, 2017	Dec. 31, 2016
Granted during the year:
Number of units	130,964	231,867
Weighted average price (C$/unit)	$8.59	$5.81
Expenses recognized during the year [1] (notes 5c, 18)	$2,982	$2,111
Payments made during the year (note 18)	$638	$1,078

[1] This expense relates to the grant of DSUs, as well as mark-to-market adjustments, and is presented within selling and administrative expenses on the consolidated income statements.

Restricted Share Units (RSU)

RSUs granted under the LTEP Plan may be settled in the form of Hudbay common shares or, at the option of Hudbay, the cash equivalent based on the market price of the common shares as of the vesting date. RSUs may also be granted under Hudbay’s Share Unit Plan, however; the RSUs granted under the Share Unit Plan may only be settled in cash. Hudbay has historically settled all RSUs in cash. The Company has determined that the appropriate accounting treatment is to classify the RSUs as cash-settled transactions.

At December 31, 2017, the carrying amount of the outstanding liability related to the RSU plan was $19,409 (December 31, 2016 - $11,052) (note 18). The following table outlines information related to RSUs granted, expenses recognized and payments made in the year.

	Year ended
	Dec. 31, 2017	Dec. 31, 2016
Number of units, beginning of year	3,492,408	1,943,507
Number of units granted during the year	987,194	2,576,957
Credits for dividends	8,156	14,776
Number of units forfeited during the year	(201,946)	(133,329)
Number of units vested [1]	(880,099)	(909,503)

Number of units, end of year	3,405,713	3,492,408

Weighted average price - granted (C$/unit)	$10.60	$4.01
Expenses recognized during the year [2] (note 5c)	$12,937	$7,776
Payments made during the year (note 18)	$5,491	$2,736

[1] Includes 587,633 units that have vested; however, are unreleased and unpaid as of December 31, 2017.

[2] This net expense reflects recognition of RSU expense over the service period, as well as mark-to-market adjustments, and is presented mainly within cost of sales and selling and administrative expenses. Certain amounts related to the Arizona segment are capitalized.

(b)	Equity-settled share-based payment - stock options:

The Group's stock option plan was approved in June 2005 and amended in May 2008 (the "Plan").

Under the amended Plan, the Group may grant to employees, officers, directors or consultants of the Group or its affiliates options to purchase up to a maximum of 13 million common shares of the Group. Options granted under the amended Plan have a maximum term of five years and become exercisable as follows: the first 33 1/3% are exercisable after one year, the next 33 1/3% are exercisable after two years, and the last 33 1/3% are exercisable after three years. Except in specified circumstances, options are not assignable and terminate upon, or within a specified time following, the optionee ceasing to be employed by or associated with the Group. The Plan further provides that the price at which common shares may be issued under the Plan cannot be less than the market price of the common shares on the last trading date before the relevant options are approved by the Board.

Prior to the May 2008 amendment, the Plan approved in June 2005 allowed the Group to grant options up to 10% (to a maximum of 8 million issued outstanding options) of the issued and outstanding common shares of the Group to employees, officers, and directors of the Group for a maximum term of ten years. Of the common shares covered by the stock option plan, the first 33 1/3% were exercisable immediately, the next 33 1/3% were exercisable after one year, and the last 33 1/3% were exercisable after two years.

The Board’s current policy is to not make share option grants to our executives and directors. No options were granted under the Plan during the years ended December 31, 2017 and December 31, 2016, and none have been granted since 2010.

The Group estimates expected life of options and expected volatility based on historical data, which may differ from actual outcomes.

	Year ended		Year ended
	Dec. 31, 2017		Dec. 31, 2016
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
	subject	exercise	subject	exercise
	to option	price	to option	price
		C$		C$
Balance, beginning of year	1,470,377	$19.24	1,904,185	$17.57
Forfeited	(20,002)	15.86	(125,677)	17.52
Expired	(927,023)	21.22	(308,131)	9.70

Balance, end of year	523,352	$15.86	1,470,377	$19.24

The following table summarizes the options outstanding:

Dec. 31, 2017

		Weighted-	Weighted-		Weighted-
		average	average	Number of	average
Range of	Number of	remaining	exercise	options	exercise
exercise prices	options	contractual life	price	exercisable	price
C$	outstanding	(years)	C$		C$

$15.86	523,352	0.2	$15.86	523,352	$15.86

Dec. 31, 2016

		Weighted-
		average	Weighted-	Number of	Weighted-
Range of exercise	Number of	remaining	average	options	average
prices	options	contractual life	exercise price	exercisable	exercise price
C$	outstanding	(years)	C$		C$
$15.86 - 18.33	543,354	1.2	$15.86	543,354	$15.86
18.34 - 21.28	757,023	0.2	20.80	757,023	20.80
21.29 - 21.98	10,000	0.1	21.75	10,000	21.75
21.99 - 22.97	60,000	0.9	22.20	60,000	22.20
22.98 - 23.74	100,000	0.6	23.74	100,000	23.74

$15.86 - 23.74	1,470,377	0.6	$19.24	1,470,377	$19.24